Leases (Details 1) - Shopping Malls, Offices And Other Buildings [Member] - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about property, plant and equipment [line items]
future minimum proceeds generated from non-cancellable operating leases	$ 36,419	$ 21,520	$ 20,745
Less Than 1 Year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
future minimum proceeds generated from non-cancellable operating leases	5,097	4,437	3,137
Later Than One Year And Not Later Than Five Years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
future minimum proceeds generated from non-cancellable operating leases	22,945	12,451	13,361
Later Than Five Years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
future minimum proceeds generated from non-cancellable operating leases	$ 8,377	$ 4,632	$ 4,247